Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses - related party	$ 271,945	$ 271,945	$ 339,931
Uncertain tax positions
Interest and/or penalties related to income tax
Debt issuance cost			$ 533,343
Depositor [Member]
Federal insurance coverage cost	$ 250,000	$ 250,000
Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Maximum [Member]
Estimated useful lives of property and equipment	7 years	7 years